UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	575 South Charles St., Suite 401
		Baltimore, Md 21201

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland October 25, 2012

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	43

Form 13F Information Table Value Total:	85093

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     312      120 SH       SOLE                      120
AT&T Inc.                      COM              00206R102      287     7621 SH       SOLE                     7621
Alcoa, Inc.                    COM              013817101     1800   203300 SH       SOLE                   203300
American Express Co.           COM              025816109     2816    49525 SH       SOLE                    49525
Apple Inc.                     COM              037833100     6444     9659 SH       SOLE                     9659
Bank of America Corp           COM              060505104     1035   117223 SH       SOLE                   117223
Bristol-Myers Squibb Co.       COM              110122108     2411    71443 SH       SOLE                    71443
Capital One Financial Corp.    COM              14040H105      353     6200 SH       SOLE                     6200
Caterpillar Inc                COM              149123101      232     2700 SH       SOLE                     2700
Cisco Systems Inc.             COM              17275R102     2122   111125 SH       SOLE                   111125
Citigroup, Inc.                COM              172967424      986    30130 SH       SOLE                    30130
Corning Inc.                   COM              219350105     1349   102550 SH       SOLE                   102550
Costco Wholesale Corp          COM              22160K105     3135    31300 SH       SOLE                    31300
Discover Financial Services    COM              254709108     2872    72300 SH       SOLE                    72300
DuPont de Nemours & Co.        COM              263534109     2163    43035 SH       SOLE                    43035
EMC Corporation                COM              268648102     3022   110810 SH       SOLE                   110810
Energy Transfer Partners LP    COM              29273R109     1924    45200 SH       SOLE                    45200
Exxon Mobil Corporation        COM              30231G102     3161    34569 SH       SOLE                    34569
General Electric Co            COM              369604103     2543   111997 SH       SOLE                   111997
Hartford Financial Services    COM              416515104     2137   109944 SH       SOLE                   109944
Honeywell Intl Inc             COM              438516106     3048    51012 SH       SOLE                    51012
IBM Corp                       COM              459200101     3639    17543 SH       SOLE                    17543
Intel Corporation              COM              458140100     2863   126355 SH       SOLE                   126355
International Paper Co.        COM              460146103     2426    66800 SH       SOLE                    66800
JPMorgan Chase & Co            COM              46625H100     2515    62119 SH       SOLE                    62119
Johnson Controls, Inc.         COM              478366107     1416    51675 SH       SOLE                    51675
Legg Mason Inc.                COM              524901105     1797    72825 SH       SOLE                    72825
Micron Technology Inc          COM              595112103      579    96800 SH       SOLE                    96800
Microsoft Corporation          COM              594918104     2556    85880 SH       SOLE                    85880
Pfizer Inc.                    COM              717081103     2064    83047 SH       SOLE                    83047
Philip Morris Intl             COM              718172109      238     2650 SH       SOLE                     2650
Telkonet, Inc.                 COM              879604106      415  2196500 SH       SOLE                  2196500
Teva Pharmaceutical            COM              881624209     1895    45761 SH       SOLE                    45761
Texas Instruments, Inc.        COM              882508104     2010    72950 SH       SOLE                    72950
Titan International Inc.       COM              88830M102     1513    85650 SH       SOLE                    85650
Tractor Supply Co.             COM              892356106     3057    30910 SH       SOLE                    30910
Verizon Communications, Inc.   COM              92343V104     2950    64739 SH       SOLE                    64739
Wells Fargo & Co               COM              949746101     2416    69964 SH       SOLE                    69964
Williams-Sonoma Inc.           COM              969904101      237     5400 SH       SOLE                     5400
Windstream Corporation         COM              97381W104      201    19900 SH       SOLE                    19900
Wyndham Worldwide Corp         COM              98310W108     3166    60330 SH       SOLE                    60330
eBay Inc.                      COM              278642103     2986    61726 SH       SOLE                    61726
Storage Computer Corp.                          86211A101        0    84275 SH       SOLE                    84275